CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Total	Share Capital		Legal Reserves	Share Premium	Currency Translation Adjustment	Other Reserves		Retained Earnings		Non-controlling interests
Balance at Dec. 31, 2019		$ 12,186,372		$ 11,988,958	$ 1,180,537	[1]	$ 118,054	$ 609,733	$ (957,246)	$ (336,902)	[2]	$ 11,374,782		$ 197,414
Income (loss) for the year		(642,417)		(634,418)								(634,418)		(7,999)
Currency translation adjustment		31,172		30,849					30,849					323
Reclassification of currency translation adjustment reserve
Remeasurements of post-employment benefit obligations, net of taxes		(4,201)		(4,236)						(4,664)	[2]	428		35
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(7,456)		(5,079)						(5,079)	[2]			(2,377)
From other comprehensive income of non-consolidated companies		(30,551)		(30,551)					(31,977)	1,426	[2]
Other comprehensive (loss) for the year		(11,036)		(9,017)					(1,128)	(8,317)	[2]	428		(2,019)
Total comprehensive income (loss) for the year		(653,453)		(643,435)					(1,128)	(8,317)	[2]	(633,990)		(10,018)
Acquisition and other changes in non-controlling interests	[3]	1,492		2						2	[2]			1,490
Dividends paid in cash		(87,938)		(82,637)								(82,637)		(5,301)
Balance at Dec. 31, 2020		11,446,473		11,262,888	1,180,537	[1],[4]	118,054	609,733	(958,374)	(345,217)	[2],[5]	10,658,155		183,585
Income (loss) for the year		1,053,318		1,100,191								1,100,191		(46,873)
Currency translation adjustment		(81,953)		(81,674)					(81,674)					(279)
Reclassification of currency translation adjustment reserve
Remeasurements of post-employment benefit obligations, net of taxes		9,511		9,798						9,813	[5]	(15)		(287)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(2,689)		(4,638)						(4,638)	[5]			1,949
From other comprehensive income of non-consolidated companies		(7,243)		(7,243)					(11,085)	3,842	[5]
Other comprehensive (loss) for the year		(82,374)		(83,757)					(92,759)	9,017	[5]	(15)		1,383
Total comprehensive income (loss) for the year		970,944		1,016,434					(92,759)	9,017	[5]	1,100,176		(45,490)
Acquisition and other changes in non-controlling interests	[6]	10,384												10,384
Dividends paid in cash		(322,099)		(318,744)								(318,744)		(3,355)
Balance at Dec. 31, 2021		12,105,702		11,960,578	1,180,537	[4],[7]	118,054	609,733	(1,051,133)	(336,200)	[5],[8]	11,439,587	[9]	145,124
Income (loss) for the year		2,548,701		2,553,280								2,553,280	[9]	(4,579)
Currency translation adjustment		(23,710)		(23,632)					(23,632)					(78)
Reclassification of currency translation adjustment reserve	[11]	(71,252)	[10]	(71,252)					(71,252)
Remeasurements of post-employment benefit obligations, net of taxes		10,904		10,532						10,519	[8]	13	[9]	372
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(5,186)		(4,914)						(4,914)	[8]			(272)
From other comprehensive income of non-consolidated companies		12,359		12,359					7,336	5,023	[8]
Other comprehensive (loss) for the year		(76,885)		(76,907)					(87,548)	10,628	[8]	13	[9]	22
Total comprehensive income (loss) for the year		2,471,816		2,476,373					(87,548)	10,628	[8]	2,553,293	[9]	(4,557)
Acquisition and other changes in non-controlling interests		(1,407)												(1,407)
Dividends paid in cash		(541,674)		(531,242)								(531,242)	[9]	(10,432)
Balance at Dec. 31, 2022		$ 14,034,437		$ 13,905,709	$ 1,180,537	[7]	$ 118,054	$ 609,733	$ (1,138,681)	$ (325,572)	[8]	$ 13,461,638	[9]	$ 128,728

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2021 and 2020 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[3]	Mainly related to the agreement for the construction of Tenaris Baogang Baotou Steel Pipes Ltd.
[4]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2021 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[5]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[6]	Mainly related to the agreement for the construction of Tenaris Baogang Baotou Steel Pipes Ltd.
[7]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2022 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[8]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[9]	The restrictions on the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 26 (iii) to these Consolidated Financial Statements.
[10]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement. For more information see note 35 “Other Information - Agreement to terminate NKKTubes joint venture”.
[11]	Related to NKKTubes’ cease of operations. For more information see note 35 “Other Relevant Information – Agreement to terminate NKKTubes joint venture”.